Fair Value Measured Based on Discounted Cash Flow Method Using Unobservable Inputs (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Assets:
Impairment of investments in affiliates	¥ (16,636)
Impairment losses of goodwill	(7,281)	(6,310)
Impairment of long-lived assets		(706)
Discounted Cash Flow Method
Assets:
Receivables held for sale	779,042
Investments in affiliates	132,010
Goodwill	7,855
Long-lived assets
Impairment of receivables held for sale	(8,620)
Impairment of investments in affiliates	(25,913)
Impairment losses of goodwill	(7,281)
Impairment of long-lived assets	(452)
Level 1 | Discounted Cash Flow Method
Assets:
Long-lived assets
Level 2 | Discounted Cash Flow Method
Assets:
Receivables held for sale	779,042
Long-lived assets
Level 3 | Discounted Cash Flow Method
Assets:
Investments in affiliates	132,010
Goodwill	7,855
Long-lived assets